Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment , Net
	December 31,
	2025	2024

Cost:
Computers and software	$775	$630
Laboratory equipment	8,441	8,167
Furniture and office equipment	188	173
Leasehold improvements	6,567	6,524

	15,971	15,494
Less - Accumulated depreciation	(10,877)	(9,419)

Depreciated cost	$5,094	$6,075